TRADE AND OTHER RECEIVABLES - Stratification of the portfolio (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
TRADE AND OTHER RECEIVABLES
Current trade debtors without impairment impact	$ 153,654,549	$ 151,000,475
Less than one month
TRADE AND OTHER RECEIVABLES
Current trade debtors without impairment impact	148,150,717	144,172,500
Between one and three months
TRADE AND OTHER RECEIVABLES
Current trade debtors without impairment impact	1,872,144	2,066,514
Between three and six months
TRADE AND OTHER RECEIVABLES
Current trade debtors without impairment impact	838,277	601,042
Between six and eight months
TRADE AND OTHER RECEIVABLES
Current trade debtors without impairment impact	482,596	851,009
Older than eight months
TRADE AND OTHER RECEIVABLES
Current trade debtors without impairment impact	$ 2,310,815	$ 3,309,410